Submission	Aug. 14, 2026
Submission [Line Items]
Central Index Key	0001788060
Registrant Name	Voyager Technologies, Inc./TX
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES